AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES

NOTE 3:-    AVAILABLE-FOR-SALE MARKETABLE SECURITIES

	December 31, 2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$4,595	$-	$-	$4,595

Available-for-sale - matures within one year:
Certificate of deposit	50	-	-	50
Government sponsored enterprises - fixed interest rate	963	-	(2)	961
Corporate debentures - fixed interest rate	15,680	14	(2)	15,692

	16,693	14	(4)	16,703
Available-for-sale - matures after one year through three years:
Certificate of deposit	4,606	-	(26)	4,580
Government debentures - fixed interest rate	2,175	7	-	2,182
Corporate debentures - fixed interest rate	18,280	54	(100)	18,234

	25,061	61	(126)	24,996
Available-for-sale - matures after three years through five years:
Certificate of deposit	351	-	(5)	346
Corporate debentures - fixed interest rate	201	-	(1)	200

	552	-	(6)	546

	$46,901	$75	$(136)	46,840

Reclassification of certain securities to long-term				16,785

				$30,055

	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$1,535	$-	$-	$1,535

Available-for-sale - matures within one year:
Certificate of deposit	2,494	3	-	2,497
Government debentures - fixed interest rate	1,516	13	-	1,529
Government sponsored enterprises - fixed interest rate	455	-	(8)	447
Corporate debentures - fixed interest rate	5,274	35	-	5,309

	9,739	51	(8)	9,782
Available-for-sale - matures after one year through three years:
Certificate of deposit	2,735	1	(6)	2,730
Government debentures - fixed interest rate	2,260	-	(6)	2,254
Government sponsored enterprises - fixed interest rate	3,236	-	(2)	3,234
Corporate debentures - fixed interest rate	29,398	126	(62)	29,462

	37,629	127	(76)	37,680
Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	4,465	17	(36)	4,446

Available-for-sale - matures after five years:
ARS	1,197	-	(136)	1,061

	$54,565	$195	$(256)	54,504

Reclassification of certain securities to long-term				25,571

				$28,933

The table below presents the fair value of investments in available-for-sale securities that have been in an unrealized loss position as of December 31, 2013 and 2012 and the length of time that those investments have been in a continuous loss position:

	December 31, 2014
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$-	$-	$961	$2	$961	$2
Corporate debentures	6,891	29	8,958	74	15,849	103

Certificate of deposit	4,431	30	249	1	4,680	31

	$11,322	$59	$10,168	$77	$21,490	$136

	December 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$2,780	$10	$-	$-	$2,780	$10
Government debentures	2,255	6	-	-	2,255	6
Corporate debentures	13,523	76	4,127	22	17,650	98
ARS	-	-	1,061	136	1,061	136
Certificate of deposit	2,372	6	-	-	2,372	6

	$20,930	$98	$5,188	$158	$26,118	$256

*)     Represents an amount lower than $1.

As of December 31, 2014 and 2013, there were 52 and 43 securities in a loss position, respectively.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized gross realized gains of $31, $120 and $2, respectively, and gross realized losses of $153, $3 and $0, respectively. The Company determines realized gains or losses on the sale of marketable securities on a specific identification method, and reflects such gains and losses as a component of financial income (expenses), net, in the Company's consolidated statements of operations.